Transfers of Financial Assets	12 Months Ended
Mar. 31, 2026
Text Block1 [Abstract]
Transfers of Financial Assets
39	TRANSFERS OF FINANCIAL ASSETS
In the normal course of business, the Group transfers financial assets mainly through repurchase agreements, securities lending transactions and securitizations. Depending on the nature of the transactions, the transfers may either result in financial assets being derecognized or continuing to be recognized on the consolidated statements of financial position.

Full derecognition occurs when the Group transfers its contractual rights to receive cash flows from financial assets, or retains the contractual rights to receive the cash flows, but assumes a contractual obligation to pay the cash flows to another party, and transfers substantially all the risks and rewards of ownership, including credit risk, prepayment risk and interest rate risk. Derecognition does not occur when the Group retains substantially all the risks and rewards of ownership of the financial assets, where the contractual rights to receive cash flows from the financial assets are transferred, or the rights are retained but obligations to pay the cash flows are assumed.
The following tables show the carrying amounts and fair values of transferred financial assets that did not qualify for derecognition and their associated financial liabilities at March 31, 2026 and 2025:

	At March 31, 2026
	Repurchase agreements and securities lending transactions	Loans and advances
		Residential mortgages	Corporate loans

	(In millions)
Carrying amount of assets	¥14,494,575	¥1,333,049	¥1,132,384
Carrying amount of associated liabilities	11,128,463	1,025,112	1,064,516

For those liabilities that have recourse only to the transferred assets:
Fair value of assets	¥—	¥1,269,430	¥1,140,657
Fair value of associated liabilities	—	840,998	1,064,516

Net position	¥—	¥428,432	¥76,141

	At March 31, 2025
	Repurchase agreements and securities lending transactions	Loans and advances
		Residential mortgages	Corporate loans

	(In millions)
Carrying amount of assets	¥17,619,448	¥1,405,542	¥1,044,583
Carrying amount of associated liabilities	14,266,491	1,087,079	988,678

For those liabilities that have recourse only to the transferred assets:
Fair value of assets	¥—	¥1,442,378	¥1,051,706
Fair value of associated liabilities	—	1,056,219	988,678

Net position	¥—	¥386,159	¥63,028

Repurchase Agreements and Securities Lending Transactions
The Group lends or sells securities under agreements to repurchase them at a predetermined price on a future date. Since substantially all the risks and rewards of ownership of the securities are retained by the Group, the securities remain on the consolidated statements of financial position and their associated financial liabilities are recorded. The recourse of the counterparties to their associated financial liabilities is not limited to the underlying securities.
Loans and Advances
The Group transfers its loans and advances, including residential mortgages and corporate loans, mainly to bankruptcy-remote structured entities for securitizations whereby the structured entities issue debt securities to the Group for subordinated tranches and to investors for senior tranches. The investors have only recourse to the underlying financial assets due to their bankruptcy-remoteness. Since the Group retains substantially all the risks and rewards of ownership, the transferred financial assets do not qualify for derecognition. The Group therefore continues to recognize these transferred financial assets as loans and advances, and recognizes their associated financial liabilities arising from issuing debt securities to investors on the consolidated statements of financial posit
ion.